Business Description (Tables)	12 Months Ended
Mar. 31, 2024
Business Description [Abstract]
Schedule of the Company's Principal Subsidiaries	As of March 31, 2024, the Company’s principal subsidiaries are as follows:
	Date of incorporation / acquisition	Place of incorporation	Percentage of legal ownership	Principal activities
Wholly owned subsidiaries
We Health Limited (“We Health”)	July 8, 2021	New York	100%	Investment holding
Akso Medical Cloud Limited (“Akso Medical Cloud”)	November 15, 2023	BVI	100%	Investment holding
We Healthy Limited (“We Healthy”)	December 15, 2021	Hong Kong	51%	Investment holding
Akso Medi-care Limited (“Akso Medi-care”)	December 4, 2023	Hong Kong	100%	Investment holding
Akso Remote Medical Consultation Center Inc. (“Akso Remote Medical”)	January 3, 2022	Wyoming	100%	Provision of health treatment services
Akso Online MediTech Co., Ltd.(“Akso Online MediTech”)	January 4, 2022	Wyoming	100%	Sales of medical devices
Akso First Health Treatment Center Inc. (“Akso First Health”)	January 4, 2022	Massachusetts	100%	Provision of health treatment services
Tianjin Akso Enterprise Management Co., Limited. (Wholly Owned Foreign Enterprise,“WOFE”	January 16, 2024	PRC	100%	Provision of consultancy support
Qindao Akso Health Management Co., Limited	January 26, 2022	PRC	51%	Provision of health treatment services